Condensed Consolidated Statements of Operations (Parentheticals) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenue from related party	$ 0	$ 33	$ (9)	$ 643